CONVERTIBLE NOTES - Conversion of 2019 Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019
Debt Conversion [Line Items]
Principal amount converted		$ 28,144
Shares of Series D convertible preferred stock issued		19,711,869
Conversion of 2019 Convertible Notes | 2019 Convertible Notes
Debt Conversion [Line Items]
Principal amount converted	$ 30,200
Shares of Series D convertible preferred stock issued	19,711,869
Adjustments to Additional Paid in Capital, Discount on Issuance	$ 2,100